UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2014




[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2014

                                                                      (Form N-Q)

48496-0814                                   (C)2014, USAA. All rights reserved.
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PORTFOLIO OF INVESTMENTS

June 30, 2014 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)   Principal and interest payments are insured by one of the following:
        ACA Financial Guaranty Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., Dexia Credit Local, JPMorgan Chase Bank, N.A., Key Bank, N.A., or Wells Fargo Bank, N.A.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

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1  | USAA Tax Exempt Short-Term Fund
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(NBGA)  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement of Fannie Mae.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

EDA     Economic Development Authority
EDC     Economic Development Corp.
ETM     Escrowed to final maturity
IDA     Industrial Development Authority/Agency
IDB     Industrial Development Board
MTA     Metropolitan Transportation Authority
PRE     Prerefunded to a date prior to maturity
USD     Unified School District

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                                                   Portfolio of Investments |  2

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PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT SHORT-TERM FUND
June 30, 2014 (unaudited)

PRINCIPAL                                                                                             MARKET
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (47.4%)

             ALABAMA (0.3%)

$    2,480   Montgomery Medical Clinic Board                     4.50%          3/01/2015          $   2,536
     2,595   Montgomery Medical Clinic Board                     4.50           3/01/2016              2,735
                                                                                                   ---------
                                                                                                       5,271
                                                                                                   ---------
             ARIZONA (0.5%)

     1,710   Pinal County Correctional Facilities IDA (INS)      5.25          10/01/2014              1,727
     5,365   State (INS)                                         5.00          10/01/2015              5,688
     1,000   Yavapai County IDA                                  5.00           8/01/2019              1,108
     1,105   Yavapai County IDA                                  5.00           8/01/2020              1,231
                                                                                                   ---------
                                                                                                       9,754
                                                                                                   ---------
             CALIFORNIA (3.9%)

     5,000   Golden State Tobacco Securitization Corp.           5.00           6/01/2015              5,168
     7,000   Golden State Tobacco Securitization Corp.           5.00           6/01/2016              7,470
     3,000   Golden State Tobacco Securitization Corp.           5.00           6/01/2017              3,278
     1,125   Irvine                                              5.00           9/02/2021              1,309
     5,000   Irvine USD Community Facilities District (INS)      5.00           9/01/2014              5,038
     3,730   Irvine USD Community Facilities District (INS)      5.00           9/01/2015              3,913
     5,885   Irvine USD Community Facilities District (INS)      5.00           9/01/2016              6,400
       500   Los Angeles County                                  5.00           3/01/2021                589
     1,000   Los Angeles County                                  5.00           9/01/2021              1,184
     3,785   Lynwood USD                                         1.10 (a)       8/01/2014              3,783
    14,785   Public Works Board                                  5.00          10/01/2015             15,673
     2,000   Public Works Board                                  5.00           4/01/2019              2,338
     2,700   Public Works Board                                  5.00          11/01/2019              3,187
     1,000   Public Works Board                                  5.00           4/01/2020              1,182
     1,500   Public Works Board                                  5.00           4/01/2021              1,785
     1,000   Salinas USD (INS)                                   4.21 (a)      10/01/2014                999
    15,000   State                                               5.00          10/01/2017             17,094
                                                                                                   ---------
                                                                                                      80,390
                                                                                                   ---------
             COLORADO (0.7%)

     1,865   Denver Health and Hospital Auth.                    5.00          12/01/2014              1,898
     1,000   Denver Health and Hospital Auth.                    5.00          12/01/2015              1,058
     1,475   Denver Health and Hospital Auth.                    5.00          12/01/2016              1,611
     2,000   Health Facilities Auth.                             5.00           6/01/2015              2,077
       110   Health Facilities Auth. (ETM)                       5.00          11/15/2015                117
     1,890   Health Facilities Auth.                             5.00          11/15/2015              2,012
       160   Health Facilities Auth. (ETM)                       5.00          11/15/2016                178
     2,840   Health Facilities Auth.                             5.00          11/15/2016              3,136
     1,570   High Plains Metropolitan District
                (LOC - Compass Bank)                             4.38          12/01/2015              1,610
                                                                                                   ---------
                                                                                                      13,697
                                                                                                   ---------
             CONNECTICUT (0.2%)

       500   West Haven                                          4.00           8/01/2014                501

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
PRINCIPAL                                                                                             MARKET
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
$    2,235   West Haven (INS)                                    5.00%          8/01/2020          $   2,556
                                                                                                   ---------
                                                                                                       3,057
                                                                                                   ---------
             DISTRICT OF COLUMBIA (0.1%)

     1,725   Community Academy (INS)                             4.50           5/01/2017              1,686
                                                                                                   ---------
             FLORIDA (3.8%)

     4,500   Gulf Breeze                                         3.10          12/01/2020              4,794
     1,385   Higher Educational Facilities Financing Auth.       5.00           4/01/2021              1,562
     1,000   Highlands County Health Facilities                  5.00          11/15/2014              1,018
     1,000   Highlands County Health Facilities                  5.00          11/15/2015              1,065
     1,235   Highlands County Health Facilities                  5.00          11/15/2016              1,366
     3,500   Highlands County Health Facilities                  5.00          11/15/2016              3,872
    10,000   Hurricane Catastrophe Fund Finance Corp.            5.00           7/01/2014             10,001
     1,000   Jacksonville                                        5.00          10/01/2019              1,163
     4,580   Jacksonville                                        5.00          10/01/2020              5,351
     1,720   Lee County IDA                                      3.75          10/01/2017              1,746
     3,165   Lee County IDA                                      4.75          10/01/2022              3,239
     1,775   Miami Beach Health Facilities Auth.                 5.00          11/15/2019              2,015
     1,250   Miami Beach Health Facilities Auth.                 5.00          11/15/2020              1,427
     7,500   Miami-Dade County IDA                               3.75          12/01/2018              7,961
     1,200   Orange County Health Facilities Auth.               5.00          10/01/2016              1,313
     2,000   Palm Beach County School Board (INS)                5.00           8/01/2015              2,106
     3,290   Palm Beach County School Board                      5.50           8/01/2015              3,482
     2,820   Pinellas County Educational Facilities Auth.        4.00          10/01/2020              2,987
    10,000   Sunshine State Governmental Financing
                Commission                                       5.00           9/01/2017             11,276
     8,975   Sunshine State Governmental Financing
                Commission                                       5.00           9/01/2018             10,282
                                                                                                   ---------
                                                                                                      78,026
                                                                                                   ---------
             GEORGIA (0.9%)

     3,000   Fulton County Dev. Auth. (ETM)                      4.00          11/15/2016              3,260
     3,000   Municipal Electric Auth.                            5.00           1/01/2016              3,212
     3,415   Private Colleges and Univ. Auth.                    5.00          10/01/2018              3,785
     1,265   Private Colleges and Univ. Auth.                    5.00          10/01/2019              1,414
     1,255   Private Colleges and Univ. Auth.                    5.00          10/01/2019              1,403
     3,770   Private Colleges and Univ. Auth.                    5.00          10/01/2020              4,215
                                                                                                   ---------
                                                                                                      17,289
                                                                                                   ---------
             GUAM (0.2%)

       760   Education Financing Foundation                      5.00          10/01/2014                767
     1,000   Power Auth.                                         5.00          10/01/2019              1,156
     1,500   Power Auth.                                         5.00          10/01/2020              1,745
                                                                                                   ---------
                                                                                                       3,668
                                                                                                   ---------
             ILLINOIS (4.3%)

    20,000   Chicago (INS)                                       3.18 (a)       1/01/2018             18,731
     7,140   Finance Auth.                                       4.50           2/15/2016              7,469
     3,720   Finance Auth.                                       5.25           5/01/2016              3,962
     5,940   Finance Auth.                                       4.50           2/15/2017              6,337
     1,000   Finance Auth.                                       5.00           7/01/2018              1,101
     2,410   Finance Auth.                                       5.00           8/15/2018              2,732
    14,360   Finance Auth.                                       5.00           2/15/2019             15,836
     1,000   Finance Auth.                                       5.00           7/01/2019              1,107
     1,420   Finance Auth.                                       5.00           7/01/2020              1,575
       330   Housing Dev. Auth.                                  4.15           7/01/2014                330
       425   Housing Dev. Auth.                                  4.20           7/01/2015                436
       230   Housing Dev. Auth.                                  4.30           1/01/2016                239
       140   Housing Dev. Auth.                                  4.35           1/01/2016                146
     5,000   Railsplitter Tobacco Settlement Auth.               5.00           6/01/2016              5,395

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                                                   Portfolio of Investments |  4
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
PRINCIPAL                                                                                             MARKET
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
$    6,500   Railsplitter Tobacco Settlement Auth.               5.00%          6/01/2018          $   7,375
     4,160   Railsplitter Tobacco Settlement Auth.               5.25           6/01/2020              4,875
     1,090   Railsplitter Tobacco Settlement Auth.               5.25           6/01/2021              1,284
     3,000   State (INS)                                         5.00           1/01/2016              3,204
     5,000   State                                               4.50           6/15/2016              5,407
                                                                                                   ---------
                                                                                                      87,541
                                                                                                   ---------
             INDIANA (2.9%)

    10,000   Finance Auth.                                       4.90           1/01/2016             10,657
    10,000   Finance Auth.                                       2.20           2/01/2016             10,049
     5,000   Finance Auth. (b)                                   2.95          10/01/2022              5,033
    20,000   Jasper County (INS)                                 5.60          11/01/2016             21,822
    10,000   Whiting Environmental Facilities                    5.00           7/01/2017             11,185
                                                                                                   ---------
                                                                                                      58,746
                                                                                                   ---------
             IOWA (0.5%)

    10,000   Finance Auth. (INS)                                 5.00           7/01/2014             10,001
                                                                                                   ---------
             KANSAS (0.1%)

     2,000   La Cygne (INS)                                      4.05           3/01/2015              2,051
                                                                                                   ---------
             LOUISIANA (0.5%)

     1,500   Office Facilities Corp.                             5.00           3/01/2016              1,610
     3,455   Public Facilities Auth.                             2.88          11/01/2015              3,536
     5,000   Tobacco Settlement Financing Corp.                  5.00           5/15/2022              5,742
                                                                                                   ---------
                                                                                                      10,888
                                                                                                   ---------
             MAINE (0.1%)

     2,500   Jay                                                 4.85           5/01/2019              2,527
                                                                                                   ---------
             MASSACHUSETTS (0.9%)

    11,500   Dev. Finance Agency                                 2.88          10/01/2014             11,582
       600   Dev. Finance Agency                                 5.00           1/01/2015                612
       630   Dev. Finance Agency                                 5.00           1/01/2016                665
       835   Dev. Finance Agency                                 5.00           1/01/2017                906
     1,065   Dev. Finance Agency                                 5.00           1/01/2018              1,180
     1,395   Dev. Finance Agency                                 5.00           1/01/2019              1,562
     2,015   Health and Educational Facilities Auth.             5.00           7/01/2016              2,149
                                                                                                   ---------
                                                                                                      18,656
                                                                                                   ---------
             MICHIGAN (1.9%)

    25,000   Dickinson County EDC                                4.80          11/01/2018             25,300
     2,165   Grand Traverse County Hospital Finance Auth.        5.00           7/01/2018              2,480
     2,625   Grand Traverse County Hospital Finance Auth.        5.00           7/01/2019              3,048
     1,000   Hospital Finance Auth.                              5.00          11/15/2014              1,014
     1,000   Hospital Finance Auth.                              5.00          11/15/2015              1,050
     6,440   Housing Dev. Auth.                                  1.00          10/01/2014              6,443
                                                                                                   ---------
                                                                                                      39,335
                                                                                                   ---------
             MINNESOTA (0.4%)

     5,000   Agricultural and Economic Dev. Board (c)            4.75           2/15/2015              5,009
     1,335   Agricultural and Economic Dev. Board (INS)          5.00           2/15/2015              1,371
       565   Agricultural and Economic Dev. Board (INS)          5.00           2/15/2016                604
     1,000   Higher Education Facilities Auth.                   4.00           4/01/2015              1,029
       250   St. Paul Housing and Redevelopment Auth.            5.00           5/15/2015                259
       300   St. Paul Housing and Redevelopment Auth.            5.00           5/15/2016                322
       325   St. Paul Housing and Redevelopment Auth.            5.25           5/15/2017                355
                                                                                                   ---------
                                                                                                       8,949
                                                                                                   ---------

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
PRINCIPAL                                                                                             MARKET
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
             MISSISSIPPI (0.3%)

$    2,280   Hospital Equipment and Facilities Auth.             5.00%          8/15/2014          $   2,292
     1,510   Hospital Equipment and Facilities Auth.             5.00          12/01/2014              1,531
     1,000   Hospital Equipment and Facilities Auth.             5.00           8/15/2015              1,045
     2,000   Hospital Equipment and Facilities Auth.             5.00           8/15/2016              2,161
                                                                                                   ---------
                                                                                                       7,029
                                                                                                   ---------
             MISSOURI (0.2%)

     1,000   Cape Girardeau County IDA                           5.00           6/01/2017              1,075
     1,055   Joint Municipal Electric Utility Commission (INS)   5.00           1/01/2015              1,075
     2,475   Riverside IDA (INS)                                 4.50           5/01/2016              2,599
                                                                                                   ---------
                                                                                                       4,749
                                                                                                   ---------
             NEW JERSEY (5.6%)

     6,000   Asbury Park                                         1.25           6/19/2015              6,014
     6,400   Atlantic City                                       1.75           2/03/2015              6,427
    10,000   EDA                                                 5.25           9/01/2019             11,639
     5,000   EDA                                                 5.00           6/15/2020              5,749
     7,000   EDA                                                 5.00           6/15/2021              8,026
     5,055   Health Care Facilities Financing Auth.              4.00          11/15/2016              5,438
     2,000   Health Care Facilities Financing Auth.              5.00           7/01/2018              2,283
     2,000   Health Care Facilities Financing Auth.              5.00           7/01/2019              2,313
     2,000   Health Care Facilities Financing Auth.              5.00           7/01/2020              2,326
    11,000   Linden                                              1.00          10/30/2014             11,019
     7,000   Newark                                              1.75           6/24/2015              7,051
    12,151   North Plainfield                                    1.00           6/08/2015             12,187
     9,640   Transportation Trust Fund Auth.                     5.75           9/15/2014              9,685
    15,000   Transportation Trust Fund Auth. (PRE)(d)            5.25          12/15/2017             16,112
     8,048   Wall Township (b)                                   1.00           7/02/2015              8,076
                                                                                                   ---------
                                                                                                     114,345
                                                                                                   ---------
             NEW MEXICO (0.0%)

       460   Sandoval County (ETM)                               4.00           6/01/2015                469
                                                                                                   ---------
             NEW YORK (8.3%)
     3,500   Albany IDA                                          4.25          11/15/2014              3,551
     4,480   Albany IDA                                          5.00          11/15/2015              4,754
     3,030   Corning Town                                        1.25           8/20/2014              3,031
     3,109   Delhi                                               1.75           1/09/2015              3,112
     3,010   Dormitory Auth.                                     5.00           7/01/2014              3,010
     1,865   Dormitory Auth.                                     5.00           7/01/2014              1,865
     5,000   Dormitory Auth.                                     5.20           2/15/2015              5,021
     3,145   Dormitory Auth.                                     5.00           7/01/2015              3,298
     4,095   Dormitory Auth.                                     5.00           7/01/2015              4,293
     2,000   Dormitory Auth.                                     4.00           8/15/2015              2,084
       720   Dormitory Auth. (ETM)                               4.00           2/15/2016                755
     3,295   Dormitory Auth.                                     5.00           7/01/2016              3,583
     2,000   Dormitory Auth.                                     5.00           7/01/2016              2,123
     3,000   Elmira City                                         1.25          10/03/2014              3,003
     2,000   Environmental Facilities Corp.                      2.75           7/01/2017              2,104
     3,491   Fulton                                              2.00          11/26/2014              3,506
     5,390   Glen Cove                                           1.50          10/01/2014              5,394
     3,445   Glen Cove                                           1.50          10/23/2014              3,449
     4,674   Glen Cove                                           1.50           4/10/2015              4,688
     3,256   Liberty                                             2.00          10/17/2014              3,265
     2,250   Long Beach                                          2.25           2/18/2015              2,262
    20,000   New York City (d)                                   5.00           8/01/2016             21,927
     1,510   Newburgh                                            3.50           8/07/2014              1,510
     8,000   Rockland County                                     2.00           3/17/2015              8,061
       500   Rockland County                                     4.00          12/15/2015                521

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                                                   Portfolio of Investments |  6

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
PRINCIPAL                                                                                             MARKET
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
$    1,345   Rockland County                                     3.50%         10/01/2016          $   1,402
       550   Rockland County                                     5.00          12/15/2016                595
     1,410   Rockland County                                     3.50          10/01/2017              1,472
       550   Rockland County                                     5.00          12/15/2017                602
     1,475   Rockland County                                     3.50          10/01/2018              1,546
       550   Rockland County                                     5.00          12/15/2018                611
     1,520   Rockland County                                     3.50          10/01/2019              1,595
     1,575   Rockland County                                     3.50          10/01/2020              1,628
     2,500   Rockland County (INS)                               5.00           3/01/2023              2,964
     1,600   Rockland County (INS)                               5.00           3/01/2024              1,895
     6,385   Solvay                                              2.00           2/05/2015              6,426
     2,000   St. Lawrence County                                 1.50           8/29/2014              2,002
     2,500   Suffolk County EDC                                  5.00           7/01/2019              2,839
     2,640   Suffolk County EDC                                  5.00           7/01/2020              3,019
     2,500   Tobacco Settlement Financing Corp.                  5.00           6/01/2020              2,605
    15,000   Utica School District                               1.50           7/31/2014             15,006
     1,400   Utica School District                               1.50          12/12/2014              1,403
     3,000   Westchester County Health Care Corp.                5.00          11/01/2015              3,171
     5,045   Westmere Fire District                              2.00           2/19/2015              5,080
     3,930   Yonkers                                             5.00          10/01/2017              4,363
     7,310   Yonkers                                             5.00          10/01/2018              8,241
                                                                                                   ---------
                                                                                                     168,635
                                                                                                   ---------
             NORTH CAROLINA (0.4%)

     2,000   Eastern Municipal Power Agency                      5.00           1/01/2016              2,139
     2,100   Medical Care Commission                             4.38           7/01/2017              2,232
     3,855   Medical Care Commission                             5.00           7/01/2018              4,400
                                                                                                   ---------
                                                                                                       8,771
                                                                                                   ---------
             OHIO (0.7%)

     4,515   American Municipal Power, Inc.                      5.00           2/15/2017              5,005
     4,500   Buckeye Tobacco Settlement Financing Auth.          5.00           6/01/2015              4,647
     1,530   Hancock County                                      4.00          12/01/2016              1,627
     1,875   Hancock County                                      4.25          12/01/2017              2,038
                                                                                                   ---------
                                                                                                      13,317
                                                                                                   ---------
             OKLAHOMA (0.1%)

       985   Cherokee Nation (INS) (e)                           4.30          12/01/2016              1,030
     1,090   Norman Regional Hospital Auth. (INS)                5.00           9/01/2014              1,096
                                                                                                   ---------
                                                                                                       2,126
                                                                                                   ---------
             PENNSYLVANIA (2.6%)

    12,250   Allegheny County Hospital Dev. Auth.                5.00           5/15/2016             13,290
     7,975   Coatesville School District                         3.46 (a)       8/15/2018              7,174
     1,165   Coatesville School District                         3.86 (a)       8/15/2019              1,006
     5,305   Coatesville School District                         4.13 (a)       8/15/2020              4,368
     1,980   Cumberland County Municipal Auth.                   3.25          12/01/2022              1,951
     1,065   Delaware County                                     4.00          10/01/2015              1,098
     1,110   Delaware County                                     4.00          10/01/2016              1,165
     1,155   Delaware County                                     5.00          10/01/2017              1,254
     1,195   Delaware County                                     5.00          10/01/2018              1,310
     3,740   Higher Educational Facilities Auth.                 5.00           5/15/2016              4,056
       600   Higher Educational Facilities Auth.                 5.00           7/15/2020                680
     1,090   Higher Educational Facilities Auth.                 5.00           7/15/2021              1,240
     1,500   Montgomery County IDA                               5.00          11/15/2016              1,625
     2,000   Montgomery County IDA                               5.00          11/15/2017              2,151
     5,175   St. Mary Hospital Auth.                             4.00          11/15/2016              5,583
     5,170   St. Mary Hospital Auth.                             4.00          11/15/2016              5,578
                                                                                                   ---------
                                                                                                      53,529
                                                                                                   ---------

================================================================================

7  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
             PUERTO RICO (0.9%)

$   14,000   Government Dev. Bank (INS)                          4.75%         12/01/2015          $  14,119
     2,000   Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities
                Financing Auth.                                  5.00           4/01/2017              2,043
     1,000   Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities
                Financing Auth.                                  5.00           4/01/2019              1,016
       700   Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities
                Financing Auth.                                  4.00           4/01/2020                666
                                                                                                   ---------
                                                                                                      17,844
                                                                                                   ---------
             SOUTH CAROLINA (1.9%)

     1,485   Association of Governmental Organizations
                Educational Facilities Corp. (INS)               4.00          12/01/2016              1,581
    23,000   Berkeley County                                     4.88          10/01/2014             23,205
     1,000   Lexington County Health Services District, Inc.     5.00          11/01/2014              1,016
     3,950   Piedmont Municipal Power Agency                     5.00           1/01/2015              4,045
     7,715   Piedmont Municipal Power Agency                     5.00           1/01/2016              8,244
                                                                                                   ---------
                                                                                                      38,091
                                                                                                   ---------
             TENNESSEE (0.1%)

     2,750   Shelby County Health, Educational, and
                Housing Facility Board                           5.00           9/01/2014              2,773
                                                                                                   ---------
             TEXAS (2.8%)

     5,170   Brazos River Auth.                                  4.90          10/01/2015              5,439
     3,000   Dallas Fort Worth International Airport             5.00          11/01/2016              3,313
       700   Decatur Hospital Auth.                              5.00           9/01/2021                776
       780   Decatur Hospital Auth.                              5.00           9/01/2024                839
     1,335   Gregg County Health Facilities Dev. Corp.           5.00          10/01/2015              1,375
     2,105   Gregg County Health Facilities Dev. Corp.           5.00          10/01/2016              2,198
     6,035   Harris County Cultural Education
                Facilities (ETM)                                 5.00           2/15/2015              6,216
     4,500   Harris County Cultural Education
                Facilities (ETM)                                 5.00           2/15/2016              4,841
       560   Midlothian Dev. Auth. (INS)                         5.00          11/15/2014                566
       390   Midlothian Dev. Auth. (INS)                         5.00          11/15/2015                402
     7,175   Red River Auth.                                     4.45           6/01/2020              7,797
     1,000   San Leanna Education Facilities Corp.               5.00           6/01/2015              1,036
     1,585   San Leanna Education Facilities Corp.               5.00           6/01/2017              1,735
       305   Tarrant County Cultural Education Facilities
                Finance Corp.                                    4.63          11/15/2014                308
     1,265   Tarrant County Cultural Education Facilities
                Finance Corp.                                    5.25          11/15/2014              1,280
     1,470   Tarrant County Cultural Education Facilities
                Finance Corp.                                    5.00           5/15/2015              1,503
     1,250   Tarrant County Cultural Education Facilities
                Finance Corp.                                    5.75          11/15/2015              1,326
     1,000   Tarrant County Cultural Education Facilities
                Finance Corp.                                    5.00          11/15/2017              1,090
     4,575   Tyler Health Facilities Dev. Corp.                  5.00          11/01/2014              4,641
     3,360   Tyler Health Facilities Dev. Corp.                  5.00          11/01/2015              3,541
     6,155   Tyler Health Facilities Dev. Corp.                  5.25          11/01/2016              6,735
                                                                                                   ---------
                                                                                                      56,957
                                                                                                   ---------
             U.S. VIRGIN ISLANDS (0.2%)

     2,250   Water and Power Auth.                               4.75           7/01/2015              2,275

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
$    2,700   Water and Power Auth.                               4.75%          7/01/2016          $   2,743
                                                                                                   ---------
                                                                                                       5,018
                                                                                                   ---------
             VIRGINIA (0.5%)
     3,200   Housing Dev. Auth.                                  3.05           3/01/2018              3,418
     3,200   Housing Dev. Auth.                                  3.05           9/01/2018              3,432
     3,506   Marquis Community Dev. Auth., acquired
                3/01/2012; cost $2,736 (c),(f)                   5.10           9/01/2036              3,142
     5,111   Marquis Community Dev. Auth., acquired
                3/01/2012; cost $444 (c),(f)                     5.63 (a)       9/01/2041                720
                                                                                                   ---------
                                                                                                      10,712
                                                                                                   ---------
             WEST VIRGINIA (0.5%)
    10,000   EDA                                                 3.25           5/01/2019             10,344
                                                                                                   ---------
             WISCONSIN (0.1%)
     1,200   Health and Educational Facilities Auth.             5.00           8/15/2021              1,389
                                                                                                   ---------
             Total Fixed-Rate Instruments (cost: $931,739)                                           967,630
                                                                                                   ---------

             PUT BONDS (23.6%)

             ALABAMA (0.3%)
     5,000   Mobile IDB                                          5.00           6/01/2034              5,154
                                                                                                   ---------
             ARIZONA (3.0%)
    25,000   Health Facilities Auth.                             1.91 (g)       2/01/2048             24,613
    16,000   Health Facilities Auth. (d)                         1.91 (g)       2/01/2048             15,963
    20,400   Maricopa County Pollution Control Corp.             4.00           6/01/2043             20,881
                                                                                                   ---------
                                                                                                      61,457
                                                                                                   ---------
             CALIFORNIA (4.1%)
     5,000   Bay Area Toll Auth.                                 0.96 (g)       4/01/2045              5,052
    15,000   Bay Area Toll Auth.                                 0.76 (g)       4/01/2047             14,994
     4,000   Contra Costa Transportation Auth.                   0.47 (g)       3/01/2034              4,003
     5,585   Economic Recovery                                   4.00           7/01/2023              5,585
    11,875   Economic Recovery                                   5.00           7/01/2023             11,877
    15,000   Foothill-Eastern Transportation Corridor Agency     5.00           1/15/2053             16,779
     5,000   Health Facilities Financing Auth.                   5.00           7/01/2027              5,001
    10,000   Hemet USD                                           0.91 (g)      10/01/2036             10,000
     2,500   Pollution Control Financing Auth. (e)               0.35           8/01/2024              2,500
     4,000   Twin Rivers USD (INS)                               3.20           6/01/2027              4,003
     4,000   Twin Rivers USD (INS)                               3.20           6/01/2035              4,003
                                                                                                   ---------
                                                                                                      83,797
                                                                                                   ---------
             COLORADO (1.2%)
    10,500   E-470 Public Highway Auth.                          1.24 (g)       9/01/2039             10,511
     3,000   E-470 Public Highway Auth.                          1.81 (g)       9/01/2039              3,024
    10,500   Health Facilities Auth.                             4.00          10/01/2040             11,018
                                                                                                   ---------
                                                                                                      24,553
                                                                                                   ---------
             FLORIDA (0.7%)
     5,000   Miami-Dade County IDA                               4.00          10/01/2018              5,138
     6,000   Miami-Dade County School Board                      5.00           5/01/2032              6,477
     2,500   Palm Beach County School Board                      5.00           8/01/2032              2,722
                                                                                                   ---------
                                                                                                      14,337
                                                                                                   ---------

================================================================================

9  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
             GEORGIA (0.7%)
$   10,000   Appling County Dev. Auth                            2.40%          1/01/2038          $   9,969
     5,000   Monroe County Dev. Auth.                            2.00           9/01/2037              5,091
                                                                                                   ---------
                                                                                                      15,060
                                                                                                   ---------
             ILLINOIS (0.9%)
    15,000   Chicago Board of Education                          0.89 (g)       3/01/2036             14,579
     1,250   Educational Facilities Auth.                        4.13           3/01/2030              1,313
     2,500   Educational Facilities Auth.                        3.40          11/01/2036              2,620
                                                                                                   ---------
                                                                                                      18,512
                                                                                                   ---------
             LOUISIANA (0.7%)
    10,000   De Soto Parish                                      3.25           1/01/2019             10,103
     4,000   St. Charles Parish                                  4.00          12/01/2040              4,289
                                                                                                   ---------
                                                                                                      14,392
                                                                                                   ---------
             MASSACHUSETTS (0.4%)
     8,000   Dev. Finance Agency                                 0.64 (g)      10/01/2040              8,000
                                                                                                   ---------
             MICHIGAN (0.4%)
     8,000   Strategic Fund Ltd.                                 5.25           8/01/2029              8,033
                                                                                                   ---------
             NEW JERSEY (0.8%)
     5,000   EDA (PRE)                                           5.00           9/01/2029              5,282
    10,000   Turnpike Auth.                                      0.74 (g)       1/01/2024             10,039
                                                                                                   ---------
                                                                                                      15,321
                                                                                                   ---------
             NEW MEXICO (0.6%)
    11,600   Farmington                                          2.88           4/01/2029             11,807
                                                                                                   ---------
             NEW YORK (1.1%)
     9,870   MTA                                                 0.94 (g)      11/01/2030              9,992
    12,000   New York City                                       0.64 (g)       8/01/2027             11,996
                                                                                                   ---------
                                                                                                      21,988
                                                                                                   ---------
             OHIO (1.4%)
     9,000   Air Quality Dev. Auth.                              2.25           8/01/2029              9,093
     9,405   Water Dev. Auth.                                    3.38           7/01/2033              9,556
    10,000   Water Dev. Auth.                                    4.00           6/01/2033             10,572
                                                                                                   ---------
                                                                                                      29,221
                                                                                                   ---------
             PENNSYLVANIA (3.1%)
    10,000   Beaver County IDA                                   4.75           8/01/2020             10,974
     7,000   Beaver County IDA                                   2.20           1/01/2035              7,063
     5,100   Beaver County IDA                                   2.70           4/01/2035              5,205
     7,575   Berks County Municipal Auth.                        1.56 (g)      11/01/2039              7,742
     2,000   Economic Dev. Financing Auth.                       1.75          12/01/2033              2,040
    17,500   Economic Dev. Financing Auth.                       3.00          12/01/2038             17,835
     3,000   Economic Dev. Financing Auth.                       3.00          12/01/2038              3,057
     2,000   Economic Dev. Financing Auth.                       3.38          12/01/2040              2,032
     7,000   Northampton County General Purpose Auth.            1.46 (g)       8/15/2043              6,934
                                                                                                   ---------
                                                                                                      62,882
                                                                                                   ---------
             TEXAS (2.7%)
     5,050   Gateway Public Facility Corp. (NBGA) (PRE)          4.55           7/01/2034              5,152

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
$   10,000   Harris County Cultural Education Facilities
                Finance Corp.                                    1.11% (g)     11/15/2045          $  10,018
    12,750   Mission EDC                                         0.30           1/01/2020             12,750
    12,000   North Texas Tollway Auth.                           5.75           1/01/2038             12,862
     4,000   North Texas Tollway Auth.                           0.86 (g)       1/01/2050              4,000
     5,000   San Antonio                                         0.74 (g)       5/01/2043              5,000
     5,000   Transportation Commission                           1.25           8/15/2042              5,019
                                                                                                   ---------
                                                                                                      54,801
                                                                                                   ---------
             WEST VIRGINIA (0.2%)

     5,000   EDA                                                 3.13           3/01/2043              5,091
                                                                                                   ---------
             WISCONSIN (1.3%)

    10,000   Health and Educational Facilities Auth.             4.75           8/15/2025             10,056
    14,350   Health and Educational Facilities Auth.             5.13           8/15/2027             15,714
                                                                                                   ---------
                                                                                                      25,770
                                                                                                   ---------
             Total Put Bonds (cost: $471,753)                                                        480,176
                                                                                                   ---------
             ADJUSTABLE-RATE NOTES (1.2%)

             NEW YORK (0.1%)

     2,000   New York City                                       0.61           8/01/2025              2,000
                                                                                                   ---------
             PENNSYLVANIA (0.9%)

     6,000   Turnpike Commission                                 1.21          12/01/2019              6,083
     6,000   Turnpike Commission                                 1.33          12/01/2020              6,083
     6,500   Turnpike Commission                                 1.04          12/01/2021              6,502
                                                                                                   ---------
                                                                                                      18,668
                                                                                                   ---------
             TEXAS (0.2%)

     1,750   Harris County Cultural Education Facilities
                Finance Corp.                                    0.66           6/01/2018              1,750
     2,250   Harris County Cultural Education Facilities
                Finance Corp.                                    0.76           6/01/2019              2,250
                                                                                                   ---------
                                                                                                       4,000
                                                                                                   ---------
             Total Adjustable-Rate Notes (cost: $24,500)                                              24,668
                                                                                                   ---------
             VARIABLE-RATE DEMAND NOTES (27.3%)

             ARIZONA (0.5%)

    11,000   Verrado Western Overlay Community Facilities
                District (LOC - Compass Bank)                    0.85           7/01/2029             11,000
                                                                                                   ---------
             CALIFORNIA (5.4%)

    15,850   Golden State Tobacco Securitization
                Corp. (INS) (LIQ) (e)                            0.46           6/01/2045             15,850
     8,490   Hacienda La Puente USD (LIQ) (LOC - Dexia
                Credit Local) (e)                                0.29           8/01/2024              8,490
     9,400   Inglewood USD (LIQ) (LOC - Dexia Credit
                Local) (e)                                       0.38          10/15/2023              9,400
    11,720   State (LIQ) (LOC - Dexia Credit Local) (e)          0.31           8/01/2027             11,720
    17,875   State (LIQ) (LOC - Dexia Credit Local) (e)          0.33           8/01/2027             17,875
     1,300   Statewide Communities Dev. Auth. (LIQ)
                (LOC - Citibank, N.A.) (e)                       0.56          12/14/2016              1,300
    34,510   Statewide Communities Dev. Auth. (LIQ)
                (LOC - Citibank, N.A.) (e)                       0.56           9/06/2035             34,510

================================================================================

11  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
$   11,445   Victorville Joint Powers Financing Auth.
                (LOC - BNP Paribas)                              1.06%          5/01/2040          $  11,445
                                                                                                   ---------
                                                                                                     110,590
                                                                                                   ---------
             COLORADO (0.4%)

     8,915   Arista Metropolitan District
                (LOC - Compass Bank)                             0.85          12/01/2030              8,915
                                                                                                   ---------
             CONNECTICUT (0.7%)

    10,000   State (h)                                           0.36           1/01/2017             10,000
     5,000   State (h)                                           0.36           1/01/2018              5,000
                                                                                                   ---------
                                                                                                      15,000
                                                                                                   ---------
             FLORIDA (0.5%)

    10,000   Miami-Dade County School Board (INS) (LIQ) (e)      0.31           5/01/2016             10,000
                                                                                                   ---------
             GEORGIA (0.5%)

    10,550   Atlanta (INS) (LIQ) (e)                             0.36          11/01/2043             10,550
                                                                                                   ---------
             IDAHO (0.7%)

    14,000   Housing and Finance Association (h)                 0.31           1/01/2038             14,000
                                                                                                   ---------
             KENTUCKY (0.5%)

    10,000   Economic Dev. Finance Auth. (INS) (LIQ) (e)         0.31           6/01/2016             10,000
                                                                                                   ---------
             LOUISIANA (2.7%)

    25,000   St. James Parish                                    0.30          11/01/2040             25,000
    29,000   St. James Parish                                    0.30          11/01/2040             29,000
                                                                                                   ---------
                                                                                                      54,000
                                                                                                   ---------
             NEW JERSEY (4.7%)

    27,900   EDA (LIQ) (LOC - Dexia Credit Local) (e)            0.33           9/01/2022             27,900
    10,520   EDA (LIQ) (LOC - Dexia Credit Local) (e)            0.33           9/01/2025             10,520
     2,500   EDA (LOC - Valley National Bank)                    0.50           3/01/2031              2,500
     6,930   EDA (LOC - Valley National Bank)                    0.36          11/01/2031              6,930
     6,370   EDA (LOC - Santander Bank, N.A.)                    0.74           5/15/2033              6,370
     9,275   EDA (LOC - Valley National Bank)                    0.34          11/01/2040              9,275
    12,285   EDA (LOC - Valley National Bank)                    0.34          11/01/2040             12,285
    19,790   Educational Facilities Auth. (LOC - RBS
                Citizens, N.A.)                                  0.35           7/01/2036             19,790
                                                                                                   ---------
                                                                                                      95,570
                                                                                                   ---------
             NEW YORK (1.4%)

     3,250   Albany IDA (LOC - RBS Citizens, N.A.)               0.27           7/01/2016              3,250
     1,650   Albany IDA (LOC - RBS Citizens, N.A.)               0.30           5/01/2035              1,650
     5,410   East Rochester Housing Auth. (LOC - RBS
                Citizens, N.A.)                                  0.27          12/01/2036              5,410
     6,125   Monroe County IDA (LOC - RBS Citizens, N.A.)        0.27           7/01/2027              6,125
    12,000   MTA                                                 0.64          11/01/2031             12,000
                                                                                                   ---------
                                                                                                      28,435
                                                                                                   ---------
             PENNSYLVANIA (4.9%)

    10,000   Delaware Valley Regional Finance Auth. (LOC -
                Bayerische Landesbank)                           0.30          12/01/2020             10,000
    25,350   Delaware Valley Regional Finance Auth. (LOC -
                Bayerische Landesbank)                           0.27           6/01/2042             25,350
    29,735   Emmaus General Auth. (INS) (LIQ)                    0.08          12/01/2028             29,735

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                             MARKET
AMOUNT                                                         COUPON               FINAL              VALUE
(000)        SECURITY                                            RATE            MATURITY              (000)
------------------------------------------------------------------------------------------------------------
$   28,715   Luzerne County (INS) (LIQ)                          0.65%         11/15/2026        $    28,715
     6,000   Wilkinsburg Municipal Auth. (LOC - Citizens
                Bank of Pennsylvania)                            0.32           3/01/2027              6,000
                                                                                                 -----------
                                                                                                      99,800
                                                                                                 -----------
             RHODE ISLAND (0.7%)

     6,235   EDC (LOC - RBS Citizens, N.A.)                      0.40          10/01/2034              6,235
     6,930   Health and Educational Building Corp.
                (LOC - RBS Citizens, N.A.)                       0.40          12/01/2036              6,930
                                                                                                 -----------
                                                                                                      13,165
                                                                                                 -----------
             TEXAS (2.3%)

     7,600   Port of Port Arthur Navigation District             0.19          12/01/2039              7,600
    11,500   Port of Port Arthur Navigation District             0.19          12/01/2039             11,500
    11,700   Port of Port Arthur Navigation District             0.19          11/01/2040             11,700
     3,935   Weslaco Health Facilities Dev. Corp.
                (LOC - Compass Bank)                             0.50           6/01/2031              3,935
    11,765   Weslaco Health Facilities Dev. Corp.
                (LOC - Compass Bank)                             0.50           6/01/2038             11,765
                                                                                                 -----------
                                                                                                      46,500
                                                                                                 -----------
             WASHINGTON (1.4%)

    29,215   Health Care Facilities Auth. (INS) (LIQ)            0.28          12/01/2036             29,215
                                                                                                 -----------
             Total Variable-Rate Demand Notes (cost: $556,740)                                       556,740
                                                                                                 -----------
             TOTAL INVESTMENTS (COST: $1,984,732)                                                $ 2,029,214
                                                                                                 ===========

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------
                                         (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES        OTHER         SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                               TOTAL
-----------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                 $          --     $    967,630    $         --     $   967,630
Put Bonds                                         --          480,176              --         480,176
Adjustable-Rate Notes                             --           24,668              --          24,668
Variable-Rate Demand Notes                        --          556,740              --         556,740
-----------------------------------------------------------------------------------------------------
Total                                  $          --     $  2,029,214    $         --     $ 2,029,214
-----------------------------------------------------------------------------------------------------

For the period of April 1, 2014, through June 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

13  | USAA Tax Exempt Short-Term Fund

================================================================================

NOTES TO PORTFOLIO  OF INVESTMENTS

June 30, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Short-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

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14  | USAA Tax Exempt Short-Term Fund

================================================================================

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note A1.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

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15  | USAA Tax Exempt Short-Term Fund

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issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2014, were $45,742,000 and $1,260,000, respectively, resulting in net unrealized appreciation of $44,482,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,040,323,000 at June 30, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(b) At June 30, 2014, the aggregate market value of securities purchased on a when-issued basis was $13,109,000.
(c) Restricted security that is not registered under the Securities Act of 1933.
(d) At June 30, 2014, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at June 30, 2014, was $3,862,000, which represented 0.2% of the Fund's net assets.
(g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at June 30, 2014.
(h) Variable-rate remarketed obligation - Structured similarly to variable-rate demand notes and has a tender option that is supported by a best efforts remarketing agent.

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                                         Notes to Portfolio of Investments |  16




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     08/26/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/27/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/27/2014
         ------------------------------